CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents (excluding bank overdrafts)	$ 33,163	$ 34,035
Financial assets at fair value through profit	61	0
Trade receivables	103,535	102,789
Other receivables	936	1,257
Contract assets	7,748	688
Due from related parties	3,905	607
Inventories	151,515	126,814
Prepayments	3,118	3,195
Other current assets	4,336	1,529
Current assets other than assets classified as held for sale	308,317	270,914
Assets classified as held for sale	782	747
Current assets	309,099	271,661
Non-current assets
Financial assets at fair value through other comprehensive income	4,161	3,069
Property, plant and equipment	53,683	52,227
Right of use assets	2,879	2,420
Investment properties	536	504
Intangible assets	65	110
Investments in associates	875	807
Deferred tax assets	6,169	6,684
Other non-current assets	4,228	2,378
Non-current assets	72,596	68,199
Total assets	381,695	339,860
Current liabilities
Interest-bearing loans and borrowings	41,828	24,098
Trade and other payables	58,184	57,220
Due to related parties	9,590	9,715
Financial liabilities at fair value through profit or loss	0	21
Accruals	11,079	8,246
Current tax liabilities	644	1,624
Employee benefit liabilities	2,507	2,178
Lease liabilities	1,113	648
Other current liabilities	6,877	4,272
Current liabilities	131,822	108,022
Non-current liabilities
Interest-bearing loans and borrowings	510	4,872
Employee benefit liabilities	6,524	5,908
Lease liabilities	1,473	1,425
Deferred tax liabilities	4,239	4,079
Other non-current liabilities	175	189
Non-current liabilities	12,921	16,473
Total liabilities	144,743	124,495
Equity
Issued capital	206	206
Additional paid-in capital	118,103	118,103
Treasury shares	(38)	(38)
Retained earnings	65,087	61,417
Other components of equity	(13,066)	(24,730)
Equity attributable to equity holders of the parent	170,292	154,958
Non-controlling interests	66,660	60,407
Total equity	236,952	215,365
Total liabilities and equity	$ 381,695	$ 339,860